INVESTMENTS (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total investments		R$ 5,107	R$ 4,923
C E M I G Geracaoe Transmissao [Member]
IfrsStatementLineItems [Line Items]
Control		Controlled
Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 183	125
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 47	59
Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 47	47
Madeira energia (santo antonio plant) [member]
IfrsStatementLineItems [Line Items]
Control	[1]	Affiliated
Total investments	[1]	R$ 10
Fip Melbourne [Member]
IfrsStatementLineItems [Line Items]
Control	[1]	Affiliated
Total investments	[1]	R$ 8
Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 185	201
Alianca norte (belo monte plant) [member]
IfrsStatementLineItems [Line Items]
Control	[2]	Jointly controlled
Total investments	[2]	R$ 576	609
Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 160	168
Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 1,194	1,141
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Control	[2]	Jointly controlled
Total investments	[2]	R$ 886	933
Paracambi Energetica [Member]
IfrsStatementLineItems [Line Items]
Control	[3]	Jointly controlled
Total investments	[3]	R$ 134	124
Taesa [Member]
IfrsStatementLineItems [Line Items]
Control		Jointly controlled
Total investments		R$ 1,549	1,580
Ativas Data Center [Member]
IfrsStatementLineItems [Line Items]
Control	[4]	Affiliated
Total investments	[4]		16
C E M I G Sim [Member]
IfrsStatementLineItems [Line Items]
Control		Controlled
U F V S [Member]
IfrsStatementLineItems [Line Items]
Control	[5]	Jointly controlled
Total investments	[5]	R$ 128	99
Axxiom [Member]
IfrsStatementLineItems [Line Items]
Control	[6]	Jointly controlled
Total investments	[6]		4
Total of investments [member]
IfrsStatementLineItems [Line Items]
Total investments		R$ 5,107	5,106
Itaocara [Member]
IfrsStatementLineItems [Line Items]
Control	[7]	Jointly controlled
Total investments	[7]		(21)
Usinade Santo Antonio [Member]
IfrsStatementLineItems [Line Items]
Control	[8]	Affiliated
Total investments	[8]		R$ (162)

[1]	Indirect interest in the Santo Antônio plant through these investees.
[2]	Indirect interest in the Belo Monte plant through these investees.
[3]	On November 8, 2022, the investee's Extraordinary General Assembly approved the amendment of the bylaws that changed its corporate name to ‘Paracambi Energética S.A.’.
[4]	On November 16, 2022, the Company entered into a share purchase and sale agreement and other agreements for the sale of 19.6% of its equity interest in Ativas Data Center S.A. (‘Ativas’) to Sonda Procwork Informática Ltda. On December 28, 2022, the Company concluded the sale of all its equity interest held in Ativas to Sonda. More details in Note 32.
[5]	Set of photovoltaics bussiness, in which the investee CEMIG Sim has a interest.
[6]	On December 22, 2022, the Company entered into a stock purchase and other agreement (‘CCVA’) for the sale of 49% of its interest in Axxiom Soluções Tecnológicas S.A. (‘Axxiom’) to Light S.A. (‘Light’), which holds 51.0% of the remaining interest. More details in Note 32.
[7]	The jointly controlled entity Usina Hidrelétrica Itaocara had negative shareholders’ equity. Thus, after reducing the book value of its interest to zero, the Company recognized the loss to the extent that it assumed contractual obligations with the jointly controlled entity and the other shareholders, which on September 30, 2022 is R$14 (R$21 on December 31, 2021). In the 4th quarter of 2022, the Company made an investment in this investee in the amount of R$25, corresponding to the portion of 49% of the penalty applied by ANEEL, related to the discharge of the guarantee of faithful performance, due to the failure to implement UHE Itaocara I. With this, the provision referring to the Company's contractual obligations to the invested company and the other shareholders was reverted. Additionally, ANEEL recommended to MME the termination, upon request, of the concession of UHE Itaocara through the rescission of Concession Contract 001/2015. Given the non-recoverability of the investment, the Company recognized an impairment loss presented in the Statement of Income under Other operating expenses.
[8]	In June 2022, the provision related to the Company's contractual obligations assumed with the investee and the other shareholders was reversed. Further details are disclosed in this note.